CONTRACT ASSETS, NET (Tables)	12 Months Ended
May 31, 2026
Contract Assets Net
SCHEDULE OF CONTRACT ASSETS	Contract assets, net consisted of the following:
	As of May 31,
	2026	2025
Contract assets:	416,938	42,848
Less: allowance for expected credit losses	(7,701)	(867)
Contract assets, net	409,237	41,981

SCHEDULE OF MOVEMENT OF CONTRACT ASSETS

The movement of contract assets is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	42,848	100,806
Additions	418,223	43,149
Less: billed and recognized to contract receivable	(43,003)	(101,243)
Exchange adjustment	(1,130)	136
Balance at end of the year	416,938	42,848

SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSSES

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the period/year	867	1,995
Provision	6,855	-
Reversal	-	(1,130)
Exchange adjustment	(21)	2
Balance at end of the period/year	7,701	867